Other Accounts Receivable and Prepaid Expenses - Schedule of Other Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Accounts Receivable and Prepaid Expenses [Abstract]
Government authorities	$ 173	$ 207
Advances to suppliers	655	324
Prepaid expenses	248	417
Other	74	15
Other Accounts Receivable and Prepaid Expenses	$ 1,150	$ 963